Derivative Instruments (Gains And Losses On Derivatives Designated As Cash Flow Hedges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Interest Rate Lock Contracts [Member]
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	$ 0	[1]	$ 0	[1]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	(0.1)	[1],[2]	(0.1)	[1],[2]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	[1],[3]	0	[1],[3]
Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	4.9	[4]	(4.0)	[4]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	(0.4)	[2],[4]	1.1	[2],[4]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0.7	[3],[4]	0.2	[3],[4]
Foreign Currency Forward Contracts [Member] | Contract Drilling [Member]
Derivative [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	(0.6)		0.9
Foreign Currency Forward Contracts [Member] | Depreciation Expense [Member]
Derivative [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	0.2		0.2
Cash Flow Hedges [Member]
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	4.9		(4.0)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	(0.5)	[2]	1.0	[2]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 0.7	[3]	$ 0.2	[3]

[1]	Losses on interest rate lock derivatives reclassified from AOCI into income (effective portion) were included in interest expense, net, in our condensed consolidated statements of income.
[2]	Changes in the fair value of cash flow hedges are recorded in AOCI. Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.
[3]	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other, net, in our condensed consolidated statements of income.
[4]	During the quarter ended March 31, 2014, $600,000 of losses were reclassified from AOCI into contract drilling expense and $200,000 of gains were reclassified from AOCI into depreciation expense in our condensed consolidated statement of income. During the quarter ended March 31, 2013, $900,000 of gains were reclassified from AOCI into contract drilling expense and $200,000 of gains were reclassified from AOCI into depreciation expense in our condensed consolidated statement of income.